Share-Based Compensation - Summary of Share-based Compensation Under Each Plan According to Change in Estimate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense	€ 1,645	€ 787	€ 278
Share-based compensation annual expense calculated	7,787
Share-based compensation annual expense remaining	2,004
BSA 2014-A
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	945
BSA 2014-A | Non-executive officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	365
BSA 2014-A | Consultants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	581
BSA 2014-B
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	1,045
BSA 2014-B | Non-executive officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	365
BSA 2014-B | Consultants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	680
BSAAR 2014-A
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	43
BSAAR 2014-A | Non-executive officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	9
BSAAR 2014-A | Consultants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	34
BSAAR 2014-B
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	191
Share-based compensation annual expense remaining	0
BSAAR 2014-B | Non-executive officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	35
Share-based compensation annual expense remaining	0
BSAAR 2014-B | Consultants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	156
BSAAR 2014-C
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	189
Share-based compensation annual expense remaining	0
BSAAR 2014-C | Non-executive officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	35
BSAAR 2014-C | Consultants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation annual expense calculated	154
Share-based compensation annual expense remaining	€ 0